Supplemental Cash Flow Information - Schedule of supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental cash flow [abstract]
Interest received on cash deposits	$ 1,373	$ 0	$ 0
Interest paid	$ 278	$ 462	$ 293